DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Derivative [Line Items]
Derivative asset, fair value	$ 826		$ 1,641
Derivative liability, fair value	20,602		5,400
Interest expense	20,352	$ 12,863
Loss on derivatives	17,821	495
Interest Rate Swap
Derivative [Line Items]
Derivative asset, fair value	0		1,641
Derivative liability, fair value	18,959		1,879
Interest expense	991	686
Unrealized (gain) loss on derivatives	18,721	88
Currency Swap
Derivative [Line Items]
Derivative asset, fair value	826		0
Derivative liability, fair value	0		183
Unrealized (gain) loss on derivatives	(974)	0
(Gain) loss on sale of derivatives	(35)	0
Forward Freight Agreements
Derivative [Line Items]
(Gain) loss on sale of derivatives	38	0
Bunker derivatives
Derivative [Line Items]
Derivative liability, fair value	1,643		$ 3,338
Unrealized (gain) loss on derivatives	(1,544)	(167)
(Gain) loss on sale of derivatives	$ 624	$ (112)